GS Mortgage-Backed Securities Trust 2021-GR1 ABS-15G

Exhibit 99.1 - Schedule 1

EXECUTIVE SUMMARY

THIRD PARTY DUE DILIGENCE REVIEW

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on behalf of its client, Goldman Sachs Mortgage Company. The review included a total of 488 newly originated residential mortgage loans, in connection with the securitization identified as GSMBS 2021-GR1 (the “Securitization”). The Review was conducted from May 2021 through June 2021 on mortgage loans originated between February 2021 and April 2021.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors

i.	Income / Assets

●	Validate borrower(s) monthly gross income

●	Validate funds required to close, required reserves

●	Review file documentation for required level of income and asset verifications

ii.	Employment Status

●	Review file documentation for required level of employment

iii.	Monthly Mortgage Payment

●	Confirm program, qualifying rate, terms

iv.	Simultaneous Loans

●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay

v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.

●	Validate subject loan monthly payment (PITI) and associated obligations

vi.	Debts / Obligations

●	Validate monthly recurring liabilities

vii.	DTI and/or Residual Income

●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file

●	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
●	Review credit report for credit history and required credit depth including any / all inquiries

●	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value

c.	Review borrower’s occupancy

d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower’s willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed

g.	Provide Audit 1008 with accurate data based on file documentation

h.	Confirm Loan Approval conditions were met

i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing

i.	Compare Loan Estimate and Closing Disclosures

ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:

i.	Federal High Cost Mortgage provisions

ii.	Federal Higher Priced Mortgage Loans provisions

iii.	Local and/or State Anti-predatory and High Cost provisions

iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

i.	Service Provider List

ii.	Home Ownership Counselling Disclosure

iii.	ARM Disclosure

h.	Compliance with QM as it relates to:

i.	APR Test

ii.	Points & Fees Test

iii.	Prepayment Penalty Test

iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review

i.	Confirm transaction date, expiration date, and disbursement date

ii.	Confirm document is properly executed by all required parties to the transaction

iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in “average” condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.

c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.

d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.

e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.

f.	Ensure that the appraisal conforms to the guidelines provided from the Client.

g.	Review appraisal to ensure all required documents were included.

h.	Review location map provided within the appraisal for external obsolescence.

i.	Ensure highest and best use and zoning complies with guidelines.

j.	Confirm there are no marketability issues that affect the subject property.

k.	Ensure subject property does not suffer any functional obsolescence.

l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

m.	Conforming Loan population – additional valuation product was not required when the CU score provided was below 2.5. In the event the CU score was equal to or greater than 2.5, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, CDA’s were ordered on loans that had an acceptable CU score based on guidance from the seller.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third party valuation product.

For loans reviewed in a post-close valuation review scenario (488 loans in total):

184 loans had Desktop Reviews.

If a loan with a Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.

56 loans had a Field Review, which supported the value.

Product totals may not sum due to multiple products for each loan.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the 488 mortgage loans reviewed, twenty-three (23) unique mortgage loans (4.71% by loan count) had a total of 23 different tape discrepancies across three data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Escrow_Indicator	8	34.78%
Original_CLTV	7	30.43%
UW_FICO_Utilized	8	34.78%
Total Discrepancies:	23	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

After giving consideration to the grading criteria of the relevant NRSROs, 100% of the loans received a grade “B” or higher with 86.27% of the pool receiving an Overall “A” grade.

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	421	$112,678,267	86.27%
Event Grade B	67	$19,337,311	13.73%

Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	488	$132,015,578	100%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	482	98.77%
Event Grade B	6	1.23%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	488	100%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	477	97.75%
Event Grade B	11	2.25%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	488	100%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	436	89.34%
Event Grade B	52	10.66%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	488	100%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	Appraisal date is greater than 120 days from Origination date.	3
		Asset Documents are Incomplete	6
		AUS is Missing	1
		Balance Sheet Does Not Meet Guidelines	1
		Borrower Employment Verification does not meet guidelines	10
		Borrower Income Verification does not match Approval	14
		Borrower Liabilities Verification Indicator is Partial	30
		Borrower Three Income Verification does not match Approval	1
		CLTV Exceeds the AUS Maximum Allowable	1
		CoBorrower Employment Verification does not meet guidelines	8
		CoBorrower Income Verification does not match Approval	5
		CoBorrower Liabilities Verified Indicator is Partial	3
		DTI Exceeds AUS Maximum Allowable	21
		Executed HELOC closure letter not provided.	5
		FICO is less than the AUS Minimum Required	1
		Final Loan Application is Missing	2

		Flood Certificate is Missing	2
		Fraud Report Missing	5
		Fraud Report Shows Uncleared Alerts	13
		HAZARD INSURANCE CERTIFICATE MISSING	4
		Hazard Insurance Coverage is Not Sufficient.	7
		Hazard Insurance Effective Date is after the Note Date	4
		HMDA Data Tape Not Provided	1
		Housing history does not meet guidelines	2
		Initial Loan Application is Missing	5
		Insufficient cash to close.	6
		Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	6
		LTV Exceeds AUS Maximum Allowable	2
		Mortgage Insurance Certificate is Missing	1
		Note Document Indicator is Missing	1
		Profit and Loss Does Not Meet Guidelines	2
		Property is located in a FEMA disaster area	92
		Servicing Comments are Missing	1
		Signature Consistent is No	1
		Signed 4506t is missing	1
		Title Policty is Partial	1
		Transmittal Summary is Missing	5
		Trust Documentation Missing or Incomplete	4
		Total Credit Grade (A) Exceptions:	278
Credit	B	Asset Documents are Incomplete	2
		CoBorrower Employment Verification does not meet guidelines	1
		DTI Exceeds AUS Maximum Allowable	1
		Final Loan Application is Not Executed	1
		Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	2
		Total Credit Grade (B) Exceptions:	7
Compliance	A	ATR/QM Status is Pending	16
		Charges That Cannot Increase Test	9
		Charges That In Total Cannot Increase More Than 10% Test	3
		Consummation or Reimbursement Date Validation Test	6
		Evidence of Rate Lock Not Provided	2
		Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	1
		Initial Closing Disclosure Delivery Date Test	1
		Initial Loan Estimate Delivery Date Test (from application)	2
		Missing Taxpayer First Act Disclosure	1
		NC RSHL 2013 Date the Rate Was Set Validation Test	1
		Notice of Special Flood Hazards is Missing	1

		Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	1
		Per Diem Interest Amount Test	1
		Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	1
		Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than 43.00%.	1
		Reimbursement Amount Test	7
		Security Instrument Indicator is Missing	16
		Security Instrument Indicator is Partial	1
		Settlement Cost Booklet was provided more than 3 days from the Originator Application Date	1
		Taxpayer First Act Disclosure is Not Executed	1
		Written List of Service Providers Disclosure Date Test	3
		Total Compliance Grade (A) Exceptions:	76
Compliance	B	Charges That Cannot Increase Test	4
		Charges That In Total Cannot Increase More Than 10% Test	3
		Consummation or Reimbursement Date Validation Test	4
		Initial Loan Estimate Delivery Date Test (from application)	3
		Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	1
		Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	1
		Prohibited Fees Test	2
		Reimbursement Amount Test	3
		TRID Disclosure Delivery and Receipt Date Validation Test	1
		TRID Initial Closing Disclosure Date and Funding Date Validation Test	1
		TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	1
		TRID Post-Consummation Reason for Redisclosure Validation Test	2
		TRID Post-Consummation Revised Closing Disclosure Data Validation Test	1
		TRID Total of Payments Test	2
		Total Compliance Grade (B) Exceptions:	29
Valuation	A	Appraiser’s License was Inactive at time of origination	1
		Is Completion Certificate in file is No	1
		Origination Appraisal is Partial	4
		Post FEMA Disaster Property Inspection Shows Property Damage	1
		Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	3
		Reasonable Comps Indicator is No	1
		Third party AVM Confidence Score is less than 80%	2
		Third Party AVM to appraised value exceeds 10% allowable variance	2
		Third Party Exterior Only Appraisal variance to appraised value exceeds 10%	2
		Third Party Valuation Product not Provided	268

		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	86
		Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	62
		Third Party Valuation Product not Provided.	9
		Title Issues Present	4
		Total Valuation Grade (A) Exceptions:	446
Valuation	B	Informational Only - Property Inspection Waiver used at origination.	41
		Origination Appraisal is Partial	1
		Third Party Valuation Product not Provided	10
		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	2
		Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	1
		Total Valuation Grade (B) Exceptions:	55

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.

Credit Event Grades
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C

The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.

D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.